EQUITY (Details Narrative) - USD ($)											1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 22, 2021	Nov. 11, 2020	Jun. 23, 2020	Jun. 22, 2020	Jun. 22, 2020	May 18, 2020	Mar. 15, 2020	Mar. 15, 2020	Mar. 03, 2020	Feb. 12, 2020	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 20, 2021	Dec. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues													379,269
Shares Issued, Price Per Share													$ 8.712							$ 8.712
Number of common stock													2							2
Common stock, par value													$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock													$ 3,300,000						$ 33,000,000
Proceeds from exercise of warrant														$ 1,723,000			$ 2,504,000		$ 1,729,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	567,687		737,049
Weighted-average grant date fair value																	$ 4.09		$ 2.61
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value																			$ 0.27
Stock option award cost not yet recognized																			$ 600,000
Stock option award weighted average period																			1 year 2 months 12 days
2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock		1		1	1		1	1		1
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		16,025		171,642			64,100			485,282							567,687
Stock Option, Exercise Price, Increase		$ 3.15		$ 2.61			$ 261			$ 261
Stock option granted contractual term		7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	$ 3,784,000
2020 Share Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term		3 years
2020 Share Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term		4 years
Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 4.356
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price percentage																	3.00%		3.00%
Proceeds from exercise of warrant																	$ 2,000,000		$ 2,000,000
Number of common stock value																	$ 250,000,000		$ 250,000
Employees, Consultants, Directors and Other Service Providers [Member] | 2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												580,890
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Option, Exercise Price, Increase							$ 2.61
Stock option vested term							2 years
Board of Directors [Member] | 2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				401,950	401,950		64,099	64,099									777,778
Board of Directors [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																						$ 0.001
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	2,469,156
Proceeds from issuance of common stock	$ 20,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 10.35
Warrants and Rights Outstanding, Maturity Date	Mar. 31, 2026
[custom:WarrantsDescription]	Pursuant to the terms of the Warrant March 2021, following April 1, 2024, if the closing price of the common stock equals or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.
Each Warrant A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1			1								1			1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.355			$ 5.355								$ 5.355			$ 5.355		$ 5.355
Warrants and Rights Outstanding, Term			12 months			18 months								12 months			12 months		12 months
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]																			332,551
Class of Warrant or Right, Outstanding																							46,718
Each Warrant B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1			1								1			1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.037			$ 8.037								$ 8.037			$ 8.037		$ 8.037
Warrants and Rights Outstanding, Term			18 months			24 months								18 months			18 months		18 months
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]														185,271			185,271
Class of Warrant or Right, Outstanding														573,256			573,256
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						229,569			108,880
Shares Issued, Price Per Share						$ 8.712			$ 8.712
Common stock, par value						$ 0.001			$ 0.001
Proceeds from issuance of common stock						$ 2,000,000			$ 948,000
Proceeds from issuance of shares net of issuance expense						$ 1,900,000			$ 909,000
Warrant [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			43,749
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.355
Warrant A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									1
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 5.355					$ 5.355			$ 5.355		$ 5.355
Warrants and Rights Outstanding, Term									12 months
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]											37,349
Warrants and Rights Outstanding, Maturity Date														Nov. 18, 2021			Nov. 18, 2021		Mar. 03, 2021
Warrant A [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			43,749
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 5.355
Warrant A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]											37,349
Warrant B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									1
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 8.037					$ 8.037			$ 8.037		$ 8.037
Warrants and Rights Outstanding, Term									18 months
Warrants and Rights Outstanding, Maturity Date														Sep. 03, 2021			Sep. 03, 2021		Jun. 30, 2021
Warrant B [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			87,497
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.037
Warrants A [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]															108,880
Common Stock [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 381,136
Stock Issued During Period, Shares, Conversion of Convertible Securities			87,497
Warrant One [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			87,497
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 8.037